NET LOSS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Aug. 31, 2016	Feb. 29, 2016
Accounting Policies [Abstract]
Anti-dilutive securities
	August 31, 2016	August 31, 2015
Stock options	1,263,309	371,476
Warrants	1,142,532	847,932
Preferred stock	1,888,552	480,472
Total	4,293,552	1,699,880

In computing diluted loss per share for the years ended February 29, 2016 and February 28, 2015, no effect has been given to the common shares issuable at the end of the period upon the conversion or exercise of the following securities as their inclusion would have been anti-dilutive:

	February 29, 2016	February 28, 2015
Stock options	426,976	187,334
Warrants	913,514	580,515
Preferred stock	497,527	210,708
Total	1,838,017	978,557